Related Party Transactions and Balances (Details Textual) (USD $)	1 Months Ended	6 Months Ended		29 Months Ended
	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Long-term Debt, Gross		$ 30,000		$ 30,000
Interest Paid		84,643	76,598	203,386
Kaiyuan Real Estate Development [Member]
Business Combination Separately Recognized Transactions Expenses Agreed Per Month	7,500
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized		32,211	22,984	100,195
Business Combination, Separately Recognized Transactions, Liabilities Recognized		100,195		100,195
Executives [Member]
Interest Payable		$ 99,843		$ 99,843